TAX SITUATION, Income Tax Expense (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current [Abstract]
Current tax expense	S/ 1,964,539	S/ 1,997,438	S/ 1,113,594
Deferred [Abstract]
Deferred tax expense	(76,088)	113,063	547,393
Total	1,888,451	2,110,501	1,660,987
In Peru [Member]
Current [Abstract]
Current tax expense	1,669,370	1,799,467	945,937
Deferred [Abstract]
Deferred tax expense	(28,734)	37,447	548,920
In Other Countries [Member]
Current [Abstract]
Current tax expense	295,169	197,971	167,657
Deferred [Abstract]
Deferred tax expense	S/ (47,354)	S/ 75,616	S/ (1,527)